Leases - Maturity profile of the Group's net investment in leases (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Leases
Gross investment in leases	€ 406	€ 208
Unearned finance income	(33)	(8)
Net investment in leases	373	200
Within one year
Leases
Gross investment in leases	111	72
In more than one year but less than two years
Leases
Gross investment in leases	88	55
In more than two years but less than three years
Leases
Gross investment in leases	67	36
In more than three years but less than four years
Leases
Gross investment in leases	54	25
In more than four years but less than five years
Leases
Gross investment in leases	47	11
In more than five years
Leases
Gross investment in leases	€ 39	€ 9